Basis of Presentation and Recent Accounting Standards	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Basis of Presentation and Recent Accounting Standards

2. Summary of Significant Accounting Policies

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. These condensed consolidated financial statements should be read in conjunction with the Company’s financial statements for the period from June 10, 2020 through December 31, 2020 and footnotes thereto included in the Company’s Annual Report on Form 10-K/A filed with the SEC on May 5, 2021.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed as of March 31, 2021, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of March 31, 2021 and December 31, 2020, respectively.

Investments held in trust account

As of March 31, 2021 and December 31, 2020, respectively, all of the investments held in the Trust Account were held in a money market fund which holds U.S. Treasury Securities. During the three months ended March 31, 2021, the Company withdrew $27,900 of interest earned on the Trust Account to pay its franchise taxes.

Income taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the United States of America is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Class A common stock subject to possible redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in FASB ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of March 31, 2021 and December 31, 2020, respectively, 30,208,712 and 29,428,392 shares of Class A common stock subject to possible redemption at the redemption amount are presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheet.

Net income (loss) per common share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company’s condensed consolidated statement of operations includes a presentation of net income (loss) per share for common stock subject to redemption in a manner similar to the two-class method of net income (loss) per common share.

Net income (loss) per common share, basic and diluted for Class A common stock for the three months ended March 31, 2021 were calculated by dividing (i) the interest income earned on the Trust Account less funds available to be withdrawn from the Trust Account for taxes which resulted in no net income by (ii) the weighted average number of Class A common stock outstanding for the period.

Net income (loss) per common share, basic and diluted for Class F common stock for the three months ended March 31, 2021 were calculated by dividing (i) the net income (loss) less net income attributable to Class A common stock by (ii) the weighted average number of Class F common stock outstanding for the period.

The Company has not considered the effect of the Warrants sold in the Initial Public Offering (including the consummation of the over-allotment) and Private Placement to purchase an aggregate of 12,833,333 shares of Class A common stock in the calculation of diluted income per share, since the exercise of the Warrants into Class A common shares is contingent upon the occurrence of future events (see Note 5). For the three months ended March 31, 2021, the average market price of the Company’s Class A common stock was below the Warrants’ $11.50 exercise price.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which at times may exceed the Federal depository insurance coverage of $250,000. As of March 31, 2021 and December 31, 2020, respectively, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Warrant liabilities

The Company accounts for its outstanding Public Warrants and Private Placement Warrants in accordance with the guidance contained in Accounting Standards Codification 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” (“ASC 815-40”) and determined that the Warrants do not meet the criteria for equity treatment thereunder. As such, each warrant must be recorded as a liability and is subject to re-measurement at each balance sheet date and any change in fair value is recorded in the Company’s condensed consolidated statement of operations.

Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

2. Summary of Significant Accounting Policies

Basis of presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed as of December 31, 2020, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2020.

Investments held in trust account

As of December 31, 2020, the Company had approximately $345.0 million in investments held in the Trust Account.

Offering costs

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that are directly related to the Initial Public Offering of Units and totaled approximately $19.4 million, inclusive of approximately $12.1 million in deferred underwriting commissions. Approximately $18.6 million of the offering costs were related to the issuance of Class A common stock and charged to stockholders’ equity and approximately $0.8 million of the offering costs were related to the warrant liabilities and charged to the statement of operations.

Income taxes

The Company complies with the accounting and reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the United States of America is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Class A common stock subject to possible redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in FASB ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2020, 29,428,392 shares of Class A common stock subject to possible redemption at the redemption amount are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Net loss per share

The Company’s statement of operations includes a presentation of income per share for common stock subject to redemption in a manner similar to the two-class method of income per share.

Net income (loss) per common stock, basic and diluted for Class A common stock for the period from June 10, 2020 (inception) through December 31, 2020 were calculated by (i) dividing the interest income earned on the Trust Account of $18,957 less funds available to be withdrawn from the Trust Account for taxes of $18,957 which resulted in net income of none, respectively, by (ii) the weighted average number of Class A common stock outstanding for the period.

Net income (loss) per common stock, basic and diluted for Class F common stock for the period from June 10, 2020 (inception) through December 31, 2020 were calculated by dividing (i) the net income (loss) less net income attributable to Class A common stock by (ii) the weighted average number of Class F common stock outstanding for the respective period.

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net loss per share of common stock is computed by dividing net loss applicable to common stockholders by the weighted average number of common stock outstanding for the period. The Company has not considered the effect of the Public Warrants sold in the Initial Public Offering (including the consummation of the over-allotment) and Private Placement to purchase an aggregate of 12,833,333 shares of Class A common stock in the calculation of diluted loss per share, since their inclusion would be anti-dilutive under the treasury stock method as of December 31, 2020.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which at times may exceed the Federal depository insurance coverage of $250,000. As of December 31, 2020, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Warrant liabilities

The Company accounts for its outstanding Public Warrants and Private Placement Warrants (collectively, the “Warrants”) in accordance with the guidance contained in Accounting Standards Codification 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and determined that the Warrants do not meet the criteria for equity treatment thereunder. As such, each Warrant must be recorded as a liability and is subject to re-measurement at each balance sheet date and any change in fair value is recognized in the Company’s statements of operations.

Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Wilco Holdco Inc
Basis of Presentation and Recent Accounting Standards

2. Basis of Presentation and Recent Accounting Standards

The accompanying unaudited consolidated condensed financial statements of the Company were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

Management believes the unaudited consolidated condensed financial statements for the interim periods presented contain all necessary adjustments to present fairly, in all material respects, the Company’s financial position, results of operations and cash flows for the interim periods presented.

Operating results for the three months ended March 31, 2021 are not necessarily indicative of the results the Company expects for the entire year. In addition, the influence of seasonality, changes in payor contracts, strategic transactions, changes in laws and general economic conditions in the markets in which the Company operates and other factors impacting the Company’s operations may result in any period not being comparable to the same period in previous years. Preparation of the consolidated condensed financial statements requires management to make estimates and assumptions that affect the reported amounts during the reporting period. Actual results could differ from those estimates.

The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. All of the Company’s operations are conducted within the United States. Our chief operating decision maker (“CODM”) is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making decisions, assessing financial performance and allocating resources. We operate our business as one operating segment and therefore we have one reportable segment.

For further information regarding the Company’s accounting policies and other information, the consolidated condensed financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto for the year ended December 31, 2020 included in FAII’s proxy statement filed with the SEC on May 14, 2021.

Recently adopted accounting guidance

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes – Simplifying the Accounting for Income Taxes (Topic 740), which removes certain exceptions to the general principles in Topic 740 and simplifies the accounting for income taxes. This ASU is effective for the Company on January 1, 2022, with early adoption permitted. The Company early adopted this new accounting standard effective January 1, 2021. The adoption of this ASU did not have a material impact on the Company’s consolidated condensed financial statements.

Recent accounting pronouncements

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard was subsequently amended by ASU No. 2021-01, Reference Rate Reform (Topics 848): Scope. This standard is optional and may be applied by entities after March 12, 2020, but no later than December 31, 2022. The Company has certain debt instruments for which the interest rates are indexed to the London InterBank Offered Rate (“LIBOR”), and as a result, is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated operating results, cash flows, financial condition and related disclosures.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Company’s indirect wholly-owned subsidiaries include, but are not limited to, ATI Holdings Acquisition, Inc. and ATI Holdings, LLC.

Principles of consolidation

The consolidated financial statements incorporate the financial statements of the Company, its subsidiaries, entities for which the Company has a controlling financial interest, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation, and net earnings are reduced by the portion of net earnings attributable to noncontrolling interests.

Variable interest entities

The Company consolidates all variable interest entities where the Company is the primary beneficiary. The Company identifies the primary beneficiary of a VIE as the enterprise that has both: (i) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE that could be significant to the entity. The Company may change the original assessment of a VIE upon subsequent events such as the modification of contractual agreements.

The Company has an investment in RSFH-ATI Physical Therapy, LLC (“RSFH”) that qualifies as a VIE. Based on the provisions of the RSFH agreement, the Company manages the entity and handles all day-to-day operating decisions in exchange for management fees and may receive distributions proportionate with its level of ownership. Accordingly, the Company has the decision-making power over the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the entity.

As of December 31, 2020 and 2019, total assets of RSFH were $19.7 million and $14.3 million, respectively, and total liabilities were $6.5 million and $1.0 million, respectively. In general, the assets are available primarily for the settlement of obligations of RSFH.

Use of estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effect of the change in the estimates will be recognized in the current period of the change.

Segment reporting

The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. All of the Company’s operations are conducted within the United States. Our chief operating decision maker (“CODM”) is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making decisions, assessing financial performance and allocating resources. We operate our business as one operating segment and therefore we have one reportable segment.

Cash and cash equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less when issued.

Accounts receivable

The Company’s accounts receivable are reported net of contractual adjustments and allowances for doubtful accounts. The majority of accounts receivable are due from commercial insurance companies, workers’ compensation plans, auto personal injury claims and government health programs, such as Medicare or Medicaid. The Company reports accounts receivable at an amount equal to the consideration the Company expects to receive in exchange for providing healthcare services to its patients.

Allowance for doubtful accounts

The allowance for doubtful accounts is based on estimates of losses related to receivable balances. The risk of collection varies based upon the service, the payor class and the patient’s ability to pay the amounts not reimbursed by the payor. The Company estimates the allowance for doubtful accounts based upon several factors, including the age of the outstanding receivables, the historical experience of collections, the impact of economic conditions and, in some cases, evaluating specific customer accounts for the ability to pay. Management judgment is used to assess the collectability of accounts and the ability of the Company’s customers to pay. The provision for doubtful accounts is included in clinic operating costs in the consolidated statements of operations and comprehensive income (loss). When it is determined that a customer account is uncollectible, that balance is written off against the existing allowance.

Concentrations of business risk

The Company provides physical therapy services to a large number of patients who participate in government healthcare programs, resulting in a customer concentration relating to Medicare and Medicaid’s service reimbursement programs. The Company believes that the concentration of credit risk with respect to other patient accounts receivable is limited due to the large number of patients that make up the Company’s patient base and the dispersion across many different insurance companies, preferred provider organizations and individuals.

Net patient revenue

Net patient revenue consists of revenue for physical therapy services. Net patient revenue is recognized at an amount equal to the consideration the Company expects to receive from third-party payors, patients and others for services rendered when the performance obligations under the terms of the contract are satisfied.

There is an implied contract between the Company and the patient upon each patient visit resulting in the Company’s patient service performance obligation. Generally, the performance obligation is satisfied at a point in time, as each service provided is distinct and future services rendered are not dependent on previously rendered services. The Company has separate contractual agreements with third-party payors (e.g., insurers, managed care programs, government programs, workers’ compensation) that provide for payments to the Company at amounts different from its established rates. While these agreements are not considered contracts with the customer, they are used for determining the transaction price for services provided to the patients covered by the third-party payors. The payor contracts do not indicate performance obligations of the Company but indicate reimbursement rates for patients who are covered by those payors when the services are provided.

To determine the transaction price associated with the implied contract, the Company includes the estimated effects of any variable consideration, such as contractual allowances and implicit price concessions. When the Company has contracts with negotiated prices for services provided (contracted payors), the Company considers the contractual rates when recording revenue and adjusts for any variable consideration to the transaction price to arrive at revenue. Variable consideration is estimated using a portfolio approach that incorporates whether or not the Company has historical differences from negotiated rates due to non-compliance with contract provisions. Historical results indicate that it is probable that negotiated prices less variable consideration will be realized; therefore, this amount is deemed the transaction price and recorded as revenue. The Company records an estimated provision for doubtful accounts based on historical collections for claims with similar characteristics, such as location of service and type of third-party payor, at the time of recognition. Any subsequent impairment of the related receivable is recorded as provision for doubtful accounts.

For non-contracted payors, the Company determines the transaction price by applying established rates to the services provided and adjusting for contractual allowances provided to third-party payors and implicit price concessions. The Company estimates the contractual allowances and implicit price concessions using a portfolio approach based on historical collections for claims with similar characteristics, such as location of service and type of third-party payor, in relation to established rates, because the Company does not have a contract with the underlying payor. Any subsequent changes in estimate on the realization of the receivable is recorded as a revenue adjustment. Management believes that calculating at the portfolio level would not differ materially from considering each patient account separately

The Company continually reviews the revenue transaction price estimation process to consider updates to laws and regulations and changes in third-party payor contractual terms that result from contract renegotiations and renewals. Due to complexities involved in determining amounts ultimately due under reimbursement arrangements with third-party payors and government entities, which are often subject to interpretation, the Company may receive reimbursement for healthcare services that is different from the estimates, and such differences could be material.

Other revenue

Revenue from the ATI Worksite Solutions business is derived from onsite services provided to clients’ employees including injury prevention, rehabilitation, ergonomic assessments and performance optimization. Revenue is determined based on the number of hours and respective rate for services provided.

Revenues from Management Service Agreements (“MSA”) are derived from contractual arrangements whereby the Company manages a non-controlled clinic or clinics for third party owners. The Company does not have any ownership interest in these clinics. Typically, revenue is determined based on the number of visits conducted at the clinic and recognized when services are performed. Costs, primarily salaries for the Company’s employees, are recorded when incurred.

Other revenue includes physical or occupational therapy services and athletic training provided on-site, such as at schools, homes and industrial worksites. Contract terms and rates are agreed to in advance between the Company and the third parties. Services are typically performed over the contract period, and revenue is recorded in accordance with the contract terms. If the services are paid in advance, revenue is deferred and recognized as the services are performed.

Property and equipment

Property and equipment acquired is recorded at cost less accumulated depreciation, except during an acquisition of a business, in which case the assets are recorded at fair value. Depreciation is calculated using the straight-line method and is provided in amounts sufficient to attribute the cost of depreciable assets to operations over the estimated useful lives. The approximate useful life of each class of property and equipment is as follows:

Equipment	3 – 5 years
Furniture & fixtures	5 – 7 years
Automobiles	3 – 5 years
Software	3 – 5 years
Buildings	40 years
Leasehold improvements	Lesser of lease term or estimated useful lives of the assets (generally 5 – 15 years)

Major repairs that extend the useful life of an asset are capitalized to the property and equipment account. Routine maintenance and repairs are charged to rent, clinic supplies, contract labor and other expense and selling, general and administrative expenses. Gains or losses associated with property and equipment retired or sold are included in earnings.

Computer software is included in property and equipment and consists of purchased software and internally developed software. The Company capitalizes application-stage development costs for significant internally developed software projects. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s estimated useful life. Costs recognized in the preliminary project phase and the post-implementation phase, as well as maintenance and training costs, are expensed as incurred.

Impairment of long-lived assets

The Company reviews the recoverability of long-lived assets whenever events or circumstances occur indicating that the carrying value of the asset may not be recoverable. If the undiscounted cash flows related to the long-lived asset or asset group are not sufficient to recover the remaining carrying value of such asset or asset group, an impairment charge is recognized for the excess carrying amount over the fair value of the asset or asset group. Impairment of deferred leasehold interests relating to asset write-offs from clinic closings are recorded to clinic operating costs.

Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. The Company accounts for goodwill and indefinite-lived intangible assets under Accounting Standards Codification (“ASC”) Topic 350, Intangibles—Goodwill and Other, which requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate that impairment may exist. The Company did not note any triggering events during the current or prior presented years that resulted in the recording of an impairment loss. Due to the current economic uncertainty resulting from the COVID-19 pandemic, the Company will continue to review the carrying amounts of goodwill and indefinite-lived assets for potential triggering events.

The cost of acquired businesses is allocated first to its identifiable assets, both tangible and intangible, based on estimated fair values. Costs allocated to finite-lived identifiable intangible assets are generally amortized on a straight-line basis over the remaining estimated useful lives of the assets. The excess of purchase price over the fair value of identifiable assets acquired, net of liabilities assumed, is recorded as goodwill.

The approximate useful life of each class of intangible asset is as follows:

ATI Physical Therapy trade name/trademarks	Indefinite
Non-compete agreements	2 – 5 years
Other intangible assets	15 years

Goodwill and intangible assets with indefinite lives are not amortized but must be reviewed at least annually for impairment. If the impairment test indicates that the carrying value of an intangible asset exceeds its fair value, then an impairment loss should be recognized in the consolidated statements of operations and comprehensive income (loss) in an amount equal to the excess carrying value over fair value. Fair value is determined using valuation techniques based on estimates, judgments and assumptions the Company believes are appropriate in the circumstances. The Company completed the annual impairment analysis of goodwill as of October 1, 2020 by estimating its fair value using an average of a discounted cash flow analysis and comparable public company analysis. The key assumptions associated with determining the estimated fair value include projected future revenue growth rates, EBITDA margins, the terminal growth rate, the discount rate and relevant market multiples. The Company completed the annual impairment analysis of indefinite-lived intangible assets as of October 1, 2020 by estimating its fair value using the relief from royalty approach. The key assumptions associated with determining the estimated fair value include projected revenue growth, the royalty rate and the discount rate.

Deferred financing costs

Original debt issuance discounts and costs incurred related to debt financing are recorded as a reduction to debt and amortized ratably over the term of the related debt agreement, using the effective interest method. Deferred financing costs related to debt instruments with no outstanding liability balance (e.g. revolving credit facilities) are recognized as prepaid expenses and amortized ratably over the term of the related agreement using the effective interest method. Deferred financing costs are amortized to interest expense, net in the Company’s consolidated statements of operations and comprehensive income (loss). The Company recognized amortization of deferred debt issuance costs of $3.0 million, $2.7 million and $2.7 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized amortization of original debt issuance discounts of $1.0 million, $0.5 million and $0.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Preferred stock

Preferred stock is classified as debt, equity or mezzanine equity based on its redemption features. Preferred stock with redemption features outside of the control of the issuer, such as contingent redemption features, is classified as mezzanine equity. Preferred stock with mandatory redemption features is classified as debt. Preferred stock with no redemption features, or redemption features over which the issuer has control, is classified as equity.

The Company’s preferred stock is classified as debt (redeemable preferred stock) in the Company’s consolidated balance sheets. Refer to Note 14, “Series A Preferred Stock” for more information about the Company’s preferred stock.

Noncontrolling interests in consolidated affiliates

The consolidated financial statements include all assets, liabilities, revenues and expenses of less-than-100%-owned affiliates where the Company has a controlling financial investment. The Company has separately reflected net income attributable to the noncontrolling interests in net income in the consolidated statements of operations and comprehensive income (loss).

Fair value of financial instruments

The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction costs, as determined by either the principal market or the most advantageous market.

Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, other current assets, accounts payable, other accrued expenses and deferred revenue for which the carrying amounts approximate fair value because of the short maturity of these items. The Company’s term loans and revolving line of credit are Level 2 fair value measures which have variable interest rates and, therefore, the recorded amounts approximate fair value. The Company utilizes the market approach valuation technique based on interest rates that are currently available to the Company for issuance of debt with similar terms and maturities.

Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740 (“ASC 740”), Income Taxes. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date.

ASC 740 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions deemed to not meet a more-likely-than-not threshold may not be recognized in the financial statements. The Company reviews these tax uncertainties in light of changing facts and circumstances, such as the progress of tax audits, and if any tax uncertainties were identified, the Company would recognize them accordingly.

General and professional liability

The Company purchases general and professional liability insurance to cover general and professional liability claims. In addition, the Company carries an umbrella insurance policy. Management believes that any known claims or incidents will not have a material effect on the Company’s consolidated financial position or results of operations.

Clinic operating costs

Clinic operating costs consist of salaries specific to the Company’s clinic operations along with rent, clinic supplies expense, depreciation and advertising costs. In addition, clinic operating costs includes the provision for doubtful accounts.

Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of wages and benefits for corporate personnel, corporate outside services, marketing costs, depreciation of corporate fixed assets, amortization of intangible assets and certain corporate level professional fees, including those related to legal, accounting and payroll.

Advertising costs

Advertising costs are expensed as incurred or when services are rendered. Advertising costs included in clinic operating costs were $2.3 million, $4.6 million and $4.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. Advertising costs included in selling, general and administrative expenses were $4.8 million, $6.9 million and $7.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Leases

The Company’s classes of leased assets include real estate and equipment. All leased assets have been classified as operating lease arrangements. The Company applies the guidance in ASC Topic 842 (“ASC 842”), Leases, to individual leases of assets. The Company determines whether an arrangement is a lease at contract inception by determining if the contract conveys the right to control the use of identified property or equipment for a period of time in exchange for consideration.

Operating lease balances are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities and operating lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any prepaid lease payments made, less lease incentives. When discount rates implicit in leases cannot be readily determined, the Company uses the applicable incremental borrowing rate at lease commencement to perform lease classification tests on lease components and to measure lease liabilities and ROU assets. The Company’s incremental borrowing rate is the rate of interest that it would have to pay to borrow on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.

The ROU asset is subject to testing for impairment if there is an indicator for impairment, as is the case for owned assets. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease.

The Company’s initial operating lease terms are generally between 7 and 10 years, and typically contain options to renew for varying terms. The Company’s lease terms include the impact of options to extend or terminate the lease when it is reasonably certain that the options will be exercised or not exercised, as appropriate. Generally, options are not deemed reasonably certain until a legal amendment is executed. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Some of the Company’s operating leases include variable lease payments, which include periodic adjustments of the Company’s payments for the use of the asset based on changes in factors such as consumer price indices, fair market value, tax rates imposed by taxing authorities or lessor cost of insurance. To the extent they are not included in operating lease liabilities and operating lease ROU assets, these variable lease payments are recognized as incurred. Additionally, the Company makes payments for property taxes, insurance, common area maintenance or other services and accounts for these costs as variable lease payments.

Prior to adopting ASC 842 on January 1, 2020 we classified leases at inception date as either a capital lease or an operating lease in accordance with the guidance in ASC 840. All leased assets were classified as operating leases wherein rental payments were expensed on a straight-line basis over their respective lease term. When a landlord offered the Company incentives or concessions, such as reimbursement for leasehold improvements made to new space, the concessions were recognized by the Company as deferred leasehold improvement allowances and as a reduction of rental expense on a straight-line basis over the term of the lease.

Recently adopted accounting guidance

In May 2014, the Financial Accounting Standards Board (“FASB”) established ASC Topic 606, Revenue from Contracts with Customers, by issuing Accounting Standards Update (“ASU”) No. 2014-09. ASC Topic 606 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition. The core principle of the new guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. New disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers are required. The standards also require the selection of a retrospective or cumulative effect transition method.

The Company adopted this standard on January 1, 2018 using a modified retrospective transition method. Upon adoption, the Company recognized the cumulative effect of $0.4 million as an adjustment to decrease the opening balance of the accumulated deficit. The adoption of this standard did not have a material impact on the Company’s consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows. Prior periods were not retrospectively adjusted.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718)—Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The Company adopted ASU 2016-09 effective January 1, 2018. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The Company early adopted ASU 2017-12 effective January 1, 2018. As the Company did not have derivatives outstanding at the time of adoption, no prior period adjustments were required. Pursuant to the provisions of ASU 2017-12, the Company is no longer required to separately measure and recognize hedge ineffectiveness. Instead, the Company recognizes the entire change in the fair value of cash flow hedges included in the assessment of hedge effectiveness in other comprehensive loss. The amounts recorded in other comprehensive loss will subsequently be reclassified into interest expense when the hedged item affects earnings. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims and distributions received from equity method investees. The Company adopted this ASU effective January 1, 2019. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this ASU require that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of assets is not a business. The Company adopted this ASU effective January 1, 2019. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This ASU requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance to determine which implementation costs to defer and recognize as an asset. The Company adopted this ASU effective January 1, 2019 using the prospective method of adoption. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 (ASU 2017-04), Simplifying the Test for Goodwill Impairment (Topic 350), which eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. The Company elected to early adopt this ASU effective January 1, 2019. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

In February 2016, the FASB established ASC Topic 842, Leases, by issuing ASU No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. ASC 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; ASU No. 2018-11, Targeted Improvements; ASU No. 2019-01, Codification Improvements; and ASU No. 2019-10, Leases (Topic 842). ASC 842 establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

ASC 842 is effective for the Company on January 1, 2021, with early adoption permitted. The Company elected to early adopt this standard on January 1, 2020 using the alternative transition method provided by ASC 842. Under the alternative transition method, the effects of initially applying the new guidance are recognized as a cumulative-effect adjustment to retained earnings at the date of initial application, which is January 1, 2020, and prior periods are not restated.

As part of transitioning to ASC 842, the Company has elected to apply the package of transition practical expedients, which allows the Company to not reassess under ASC 842 prior conclusions about lease identification, lease classification and initial direct costs. As a result of adopting ASC 842 and election of the transition practical expedients, the Company recognized ROU assets and lease liabilities for those leases classified as operating leases under ASC 840 that continued to be classified as operating leases under ASC 842 at the date of initial application. Leases classified as capital under ASC 840 are classified as finance under ASC 842. As of the date of transition to ASC 842, the Company did not have any capital leases under ASC 840.

The Company has elected the practical expedient within ASC 842 to not separate lease and non-lease components within lease transactions for all classes of assets. Additionally, the Company has elected the short-term lease exception for all classes of assets.

In applying the alternative modified retrospective transition method, the Company measured lease liabilities at the present value of the sum of remaining minimum lease payments. The Company’s operating lease liabilities have been measured using the Company’s incremental borrowing rates as of January 1, 2020 (the date of initial application). Additionally, the Company’s operating lease ROU assets have been measured as the initial measurement of applicable lease liabilities adjusted for any unamortized initial direct costs, prepaid/accrued rent, unamortized lease incentives and any liabilities on account of exit or disposal cost obligations.

Adoption of ASC 842 at January 1, 2020, and application of the alternative modified retrospective transition method resulted in the recognition of:

(1) operating lease ROU assets of $263.2 million;

(2) operating lease liabilities of $306.4 million;

(3) the cumulative effect adjustment to increase the opening balance of the accumulated deficit by $0.4 million;

Adoption of this standard did not have a material impact on the Company’s consolidated statements of operations and comprehensive income (loss) and consolidated statements of cash flows. Refer to Note 11, “Leases” for more information about the Company’s lease related obligations.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326), which added a new impairment model known as the current expected credit loss (“CECL”) model. The CECL model is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. ASU No. 2016-03 was subsequently amended by ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses; ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments; ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief; ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates; ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses; and ASU 2020-02, Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842)—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842) (SEC Update). The CECL model applies to all financial instruments carried at amortized cost (including trade receivables) and off-balance-sheet credit exposures not accounted for as insurance or as derivatives. The CECL model does not have a minimum threshold for recognition of impairment losses, and entities will need to measure expected credit losses on assets that have a low risk of loss. The effects of initially applying the new guidance are recognized as a cumulative-effect adjustment to retained earnings at the date of initial application. This ASU is effective for the Company on January 1, 2023, with early adoption permitted. The Company elected to early adopt this ASU effective January 1, 2020. The adoption of this standard did not materially impact the Company’s consolidated financial statements.

Recent accounting pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes—Simplifying the Accounting for Income Taxes (Topic 740), which removes certain exceptions to the general principles in Topic 740 and simplifies the accounting for income taxes. This ASU is effective for the Company on January 1, 2022, with early adoption permitted. The Company expects to early adopt this new accounting standard effective January 1, 2021. The Company does not expect adoption of this ASU to have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. This standard is effective for all entities as of March 12, 2020 through December 31, 2022, with early adoption permitted. The Company has certain debt instruments for which the interest rates are indexed to the London InterBank Offered Rate (“LIBOR”), and as a result, is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated operating results, cash flows, financial condition and related disclosures.